Note 22 - Prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about prepayments [text block]
	2024	2023
Caledonia Mining South Africa (Proprietary) Limited (“CMSA”) suppliers	462	527
Blanket Mine third party suppliers - USD	1,689	808
Blanket Mine third party suppliers - ZiG	4,289	–
Blanket Mine third party suppliers - RTGS$	–	938
Other prepayments	308	265
	6,748	2,538